October 31, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	The Advisors’ Inner Circle Fund III Post-Effective Amendment No. 365 (File No. 333-192858) and Amendment No. 369 (File No. 811-22920) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, The Advisors’ Inner Circle Fund III (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 365 and, under the Investment Company Act of 1940, as amended, Amendment No. 369 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of making the following material changes (the “Material Changes”) relating to the Knights of Columbus U.S. All Cap Index Fund (the “Fund”).

In the Prospectus:

1)	Changing the underlying index of the Fund’s 80% investment policy from the Knights of Columbus U.S. All Cap Index to the Bloomberg U.S. 3000 Catholic Values Index (the “80% Investment Policy Change”).

2)	Making certain changes to the Fund’s “Principal Investment Strategies” section relating to the 80% Investment Policy Change.

While not a Material Change, the Filing also reflects a change in the Fund’s primary benchmark index.

We hereby request selective review of only those portions of the Filing relating to the Material Changes. The Fund’s prospectus and SAI were most recently reviewed by the SEC Staff in connection with a filing made by the Trust, on behalf of the Fund, pursuant to Rule 485(a)(2) on July 15, 2019 (SEC Accession No. 0001398344-19-011956) (the “2019 Filing”). The Trust believes that, aside from the Material Changes described above, any differences between the disclosures in the Filing relative to those in the 2019 Filing are not material, and substantially all of these differences have been reviewed by the SEC Staff in connection with other filings made by the Trust, The Advisors’ Inner Circle Fund and The Advisors’ Inner Circle Fund II since the 2019 Filing.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5886.

Very truly yours,

/s/ Brian T. London
Brian T. London

Morgan, Lewis & Bockius llp 2222 Market Street Philadelphia, PA 19103-3007 United States	+1.215.963.5000 +1.215.963.5001